Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	3.50%	3.75%
Investment properties terminal capitalization rates	4.00%	4.10%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	9.00%	9.75%
Investment properties terminal capitalization rates	9.25%	10.00%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	9.20%	9.63%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	16.50%	16.00%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	5.00%	5.00%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	7.50%	7.50%